Debt (Details) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt		$ 1,793,886,000		$ 1,878,061,000
Less: Deferred financing costs, net		(28,330,000)		(42,154,000)
Total debt net of deferred financing costs		1,765,556,000		1,835,907,000
Additional amount drawn down		305,817,000	$ 557,065,000
Variable Interest Entity, Primary Beneficiary | Golar Tundra | CMBL Agreement
Debt Instrument [Line Items]
Additional amount drawn down	$ 25,500,000
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt		76,550,000		80,200,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt		59,896,000		62,500,000
Secured Debt | GoFLNG Hilli facility
Debt Instrument [Line Items]
Total debt		150,000,000		50,000,000
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt		334,633,000		682,598,000
Secured Debt | $1.125 billion facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		1,125,000,000		1,125,000,000
Secured Debt | ICBC VIE loans
Debt Instrument [Line Items]
Total debt		720,463,000		710,328,000
Secured Debt | Seal SPV loan
Debt Instrument [Line Items]
Total debt		157,120,000		0
Shareholder Notes Payable | Hilli shareholder loans
Debt Instrument [Line Items]
Total debt		49,066,000		49,066,000
Convertible Debt | Convertible bonds
Debt Instrument [Line Items]
Total debt		$ 246,158,000		$ 243,369,000